As filed with the Securities and Exchange Commission on August 28, 2014
File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 393	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 395	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On September 26, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 393 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 26, 2014, the effectiveness of the registration statement for the iShares MSCI USA High Dividend Yield Index Fund (the “Fund”), filed in Post-Effective Amendment No. 248 on August 20, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
260	November 2, 2012	November 30, 2012
265	November 29, 2012	December 28, 2012
270	December 27, 2012	January 25, 2013
277	January 24, 2013	February 22, 2013
281	February 21, 2013	March 22, 2013
287	March 21, 2013	April 19, 2013
294	April 18, 2013	May 17, 2013
300	May 16, 2013	June 14, 2013
309	June 13, 2013	July 12, 2013
316	July 11, 2013	August 9, 2013
322	August 8, 2013	September 6, 2013
328	September 5, 2013	October 4, 2013
333	October 3, 2013	November 1, 2013
338	October 31, 2013	November 29, 2013
342	November 27, 2013	December 27, 2013
347	December 26, 2013	January 24, 2014
352	January 23, 2014	February 21, 2014
356	February 20, 2014	March 21, 2014
361	March 20, 2014	April 18, 2014
366	April 17, 2014	May 16, 2014
370	May 15, 2014	June 13, 2014
375	June 12, 2014	July 11, 2014
382	July 10, 2014	August 1, 2014
387	July 31, 2014	August 29, 2014

This Post-Effective Amendment No. 393 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 248.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 393 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 28th day of August, 2014.

iSHARES, INC.

By:
Manish Mehta*
President

Date: August 28, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 393 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Mark Wiedman*
Director

Date: August 28, 2014

John E. Martinez*
Director

Date: August 28, 2014

George G.C. Parker*
Director

Date: August 28, 2014

Cecilia H. Herbert*
Director

Date: August 28, 2014

Charles A. Hurty*
Director

Date: August 28, 2014

John E. Kerrigan*
Director

Date: August 28, 2014

Robert H. Silver*
Director

Date: August 28, 2014

Robert S. Kapito*
Director

Date: August 28, 2014

Madhav V. Rajan*
Director

Date: August 28, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: August 28, 2014

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: August 28, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 349, filed January 10, 2014.